Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2024	2025

	(in thousands)
Unsecured borrowings	$34,500	28,500
Less: current portion	(6,000)	(6,000)
Total	$28,500	22,500
Unused long-term credit lines	$140,000	138,000
Interest rate	5.39%-5.43%	4.52%-4.53%
Duration	2020/8/4~ 2030/9/2	2020/8/4~ 2030/9/2

Schedule of reconciliation of lease liabilities to cash flows arising from financing activities

	Year ended December 31,
	2024	2025

	(in thousands)
Balance at beginning of year	$40,500	34,500
Change from financing activities:
Acquisitions through business combinations	—	422
Proceeds from borrowings	—	—
Repayments of borrowings	(6,000)	(6,416)
Effect of exchange rate changes	—	(6)
Total changes from financing activities	(6,000)	(6,000)
Balance at end of year	$34,500	28,500